Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jan. 31, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Cost	$ 85,684	$ 85,705
Gross unrealized gains	175	113
Gross unrealized losses	3,428	4,547
Fair value	82,431	81,271
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	10,122	11,372
Gross unrealized gains	6	4
Gross unrealized losses	266	374
Fair value	9,862	11,002
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	6,728	5,860
Gross unrealized gains	16	1
Gross unrealized losses	319	432
Fair value	6,425	5,429
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	36,609	37,690
Gross unrealized gains	75	80
Gross unrealized losses	1,849	2,534
Fair value	34,835	35,236
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	30,141	28,794
Gross unrealized gains	72	27
Gross unrealized losses	924	1,135
Fair value	29,289	27,686
Other debt [member]
Disclosure of financial assets [line items]
Cost	2,084	1,989
Gross unrealized gains	6	1
Gross unrealized losses	70	72
Fair value	$ 2,020	$ 1,918